DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2024
DEFERRED GOVERNMENT GRANTS.
Schedule of movements of deferred government grants

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	4,368	6,318	153,174
Additions	5,000	155,333	140,881
Recognized as a reduction of depreciation expense	(3,050)	(8,477)	(13,504)
Balance at end of the year	6,318	153,174	280,551